Property, plant and equipment - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized	$ 4.0	$ 4.9
Net book value of pledged assets	205.1	205.1
Farmlands
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	$ 288.1
Farmlands | IAS 16
Disclosure of detailed information about property, plant and equipment [line items]
Reduction on sales price (in percentage)	0.05
Decrease in property, plant and equipment	$ 36.2	$ 33.8